Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	$ 7,223
Ending of period	7,098
Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Ending of period	59
Buildings and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Ending of period	2,458
Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Ending of period	3,889
Computers
Reconciliation of changes in property, plant and equipment [abstract]
Ending of period	22
Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Ending of period	670
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	33,221
Additions	386
Acquisitions and other	2
Transfers from construction in progress	0
Disposals	(102)
Effect of exchange rate changes	(13)
Ending of period	33,494
Cost | Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	92
Additions	0
Acquisitions and other	0
Transfers from construction in progress	0
Disposals	0
Effect of exchange rate changes	0
Ending of period	92
Cost | Buildings and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	7,797
Additions	2
Acquisitions and other	(1)
Transfers from construction in progress	33
Disposals	(2)
Effect of exchange rate changes	(2)
Ending of period	7,827
Cost | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	24,387
Additions	5
Acquisitions and other	2
Transfers from construction in progress	144
Disposals	(98)
Effect of exchange rate changes	(11)
Ending of period	24,429
Cost | Computers
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	465
Additions	1
Acquisitions and other	1
Transfers from construction in progress	1
Disposals	(2)
Effect of exchange rate changes	0
Ending of period	466
Cost | Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	480
Additions	378
Acquisitions and other	0
Transfers from construction in progress	(178)
Disposals	0
Effect of exchange rate changes	0
Ending of period	680
Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(25,998)
Additions	(507)
Disposals	100
Effect of exchange rate changes	9
Ending of period	(26,396)
Accumulated Depreciation and Impairment | Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(32)
Additions	(1)
Disposals	0
Effect of exchange rate changes	0
Ending of period	(33)
Accumulated Depreciation and Impairment | Buildings and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(5,256)
Additions	(116)
Disposals	2
Effect of exchange rate changes	1
Ending of period	(5,369)
Accumulated Depreciation and Impairment | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(20,261)
Additions	(383)
Disposals	96
Effect of exchange rate changes	8
Ending of period	(20,540)
Accumulated Depreciation and Impairment | Computers
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(439)
Additions	(7)
Disposals	2
Effect of exchange rate changes	0
Ending of period	(444)
Accumulated Depreciation and Impairment | Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(10)
Additions	0
Disposals	0
Effect of exchange rate changes	0
Ending of period	$ (10)